Commitments and Contingencies - Summary of Rent Expense to Operating Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 464,000	$ 476,000